Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2019	May 31, 2020	May 31, 2019
Revenues
Total Revenues	$ 296,546	$ 245,498	$ 497,147	$ 319,991	$ 861,410	$ 37,995
Cost of Goods Sold	(67,657)		(108,168)		(422,539)
Gross Margin	228,889	245,498	388,979	319,991	438,871	37,995
Operating Expenses
General and Administrative Expenses	(1,013,177)	(819,305)	(1,658,539)	(1,258,257)	(3,170,992)	(4,353,189)
Loss from Operations	(784,288)	(573,807)	(1,269,560)	(938,266)	(2,732,121)	(4,315,194)
Other Income / (Expense)
Debt forgiveness Income	15,250	8,523	3,115	93,761	93,761	369,206
Interest Expense	(244,660)	(6,675)	(398,788)	(13,350)	(32,472)	(23,268)
Interest Income	5	457	12	2,961	3,034	403,984
Rebate Income					2,019
Foreign exchange loss			(19,572)
Total Other Income / (Expense)	(229,405)	2,305	(415,233)	83,372	66,342	749,922
Loss Before Provision for Income Taxes	(1,013,693)	(571,502)	(1,684,793)	(854,894)	(2,665,779)	(3,565,272)
Provision for Income Taxes
Net Loss	(1,013,693)	(571,502)	(1,684,793)	(854,894)	(2,665,779)	(3,565,272)
Net loss attributable to noncontrolling interest	8,533	8,172	24,419	8,172	45,541
Net loss attributable to common shareholders	$ (1,005,160)	$ (563,330)	$ (1,660,374)	$ (846,722)	$ (2,620,238)	$ (3,565,272)
Basic and diluted net loss per share	$ (0.84)	$ (0.57)	$ (1.42)	$ (.90)	$ (0.34)	$ (1.00)
Basic and diluted weighted average number of common shares outstanding	1,192,945	980,064	1,166,150	943,888	7,722,964	3,566,488
Franchise Royalties and License Fees [Member]
Revenues
Total Revenues	$ 36,877	$ 200,274	$ 117,695	$ 247,012	$ 478,023
Franchise Termination Revenue [Member]
Revenues
Total Revenues	54,916	45,224	61,381		44,984
Company-Owned Stores Sales [Member]
Revenues
Total Revenues	167,791		244,729	49,643	174,042
Esports Revenue [Member]
Revenues
Total Revenues	$ 36,962		$ 73,342	$ 23,336	$ 164,361	$ 37,995